Revenue and other operating income - Additional information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) customer	Jun. 30, 2025 USD ($) customer
Revenue and other operating income
Grant received			$ 497	$ 318
Number of major customers | customer			0	0
Revenue	$ 93,573	$ 119,911	$ 192,981	$ 216,934
Goods or services transferred over time
Revenue and other operating income
Revenue			$ 128,603	$ 147,046
Hero Wars
Revenue and other operating income
Percentage of group's total revenues			93.00%	93.00%